Label	Element	Value
Direxion Monthly NASDAQ-100(R) Bear 1.25X Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	DIREXION FUNDS Supplement dated April 2, 2020 to the Summary Prospectuses and Prospectuses for each Monthly Leveraged series of the Direxion Funds (the “Trust”)
Risk/Return [Heading]	rr_RiskReturnHeading	Direxion Monthly NASDAQ-100(R) Bear 1.25X Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Effective immediately, the following risk is added to the Summary Prospectuses and summary section of the Prospectuses for each monthly leveraged series of the Trust:

Market Disruption Risk– Geopolitical and other events, including public health crises and natural disasters, have recently led to increased market volatility and significant market losses. Significant market volatility and market downturns may limit the Fund’s ability to sell securities and obtain short exposure to securities, and the Fund’s sales and short exposures may exacerbate the market volatility and downturn. Under such circumstances, the Fund may have difficulty achieving its investment objective for one or more trading days, which may adversely impact the Fund’s returns on those days and periods inclusive of those days. Alternatively, the Fund may incur higher costs (including swap financing costs) in order to achieve its investment objective and may be forced to purchase and sell securities (including shares of ETFs) at market prices that do not represent their fair value (including in the case of an ETF, its net asset value) or at times that result in differences between the price the Fund receives for the security or the value of the swap exposure and the market closing price of the security or the market closing value of the swap exposure. Under those circumstances, the Fund’s ability to track its Index is likely to be adversely affected. The Fund may also incur additional tracking error due to the use of futures contracts or other securities that are not perfectly correlated to the Fund’s Index.

The recent pandemic spread of the novel coronavirus known as COVID-19 has proven to be a market disrupting event. The impact of this virus, like other pandemics that may arise in the future, has negatively affected and may continue to negatively affect the economies of many nations, companies and the global securities and commodities markets, including by reducing liquidity in the markets. Adverse effects may be more pronounced for developing or emerging market countries that have less established health care systems. How long such events will last and whether they will continue or recur cannot be predicted.

For more information, please contact the Funds at (800) 851-0511.

Risk Closing [Text Block]	rr_RiskClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus.